April 29, 2022

Securities and Exchange Commission Filing Desk 100 F Street, N.E. Washington, D.C. 20549 RE: Preliminary Proxy Statement for World Funds Trust (File Nos. 333-148723 and 811-22172)

Ladies and Gentlemen:

Enclosed herewith for filing is a preliminary proxy statement pursuant to Section 14(a) of the Securities Exchange Act of 1934 relating to the solicitation of shareholder votes for approval of a new investment advisory agreement between LDR Capital Management, LLC and World Funds Trust (the “Trust”) on behalf of the LDR Real Estate Value-Opportunity Fund, a portfolio series of the Trust.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@practus.com.

Regards,

/s/ John H. Lively

On behalf of Practus, LLP

JOHN H. LIVELY ● MANAGING PARTNER

11300 Tomahawk Creek Pkwy ● Ste. 310 ● Leawood, KS 66211 ● p: 913.660.0778 ● c: 913.523.6112

Practus, LLP ● John.Lively@Practus.com ● Practus.com